Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Business Acquisition [Line Items]
Schedule of Goodwill
d)
Goodwill

	As of December 31, 2023	As of March 31, 2023
Opening balance	996,441	1,725,292
Goodwill relating to acquisitions consummated during the year (Refer Note 19 (a), (b) & (c))	1,337,685	—
Less: Impairment recognized on goodwill during the year	—	(664,903)
Effect of exchange rate changes	(191,348)	(63,948)
Closing balance	2,142,778	996,441

e)
Goodwill

	As of March 31, 2023	As of March 31, 2022
Opening balance	1,725,293	859,587
Goodwill relating to acquisitions consummated during the year (refer note 16 (a) to (d))	—	880,238
Less: Impairment recognized on goodwill during the year	(664,903)	—
Effect of exchange rate changes	(63,948)	(14,532)
Closing balance	996,441	1,725,293

Coverzen Technologies Private Limited And Its Subsidiaries
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	258,299
Intangible assets	27,159
Other assets	265,978
Other liabilities	(242,020)
Net assets	309,416
Purchase consideration	482,659
Goodwill (Refer Note 16(e))	173,243

Kintsugi Innovation Labs Private Limited ("Kintsugi")
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	323,029
Acquired Customer Contract (Refer Note 7)	118,366
Other assets	870,208
Other liabilities	(1,869,055)
Net assets	(557,452)
Purchase consideration	1,344
Goodwill (Refer Note 16(e))	558,796

Schedule of Purchase Price Allocated to Intangible Assets Acquired	Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	118,366	3 Years

Peoplebay Consultancy Services Private Limited ("Peoplebay")
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows.

Cash and cash equivalents	42,688
Acquired customer contracts (Refer Note 7)	217,127
Other assets	210,680
Other liabilities	(394,133)
Net assets	76,362
Purchase consideration	134,862
Goodwill (Refer Note 16(e))	58,500

Schedule of Purchase Price Allocated to Intangible Assets Acquired	Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	217,127	3 years

FA Events and Media Private Limited ("FA Events")
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	79,082
Intangible assets	77,461
Acquired customer contracts (refer Note 7)	293,999
Other assets	22,368
Other liabilities	(427,747)
Net assets	45,163
Purchase consideration	134,862
Goodwill (Refer Not 16(e))	89,699

Schedule of Purchase Price Allocated to Intangible Assets Acquired	Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	293,999	3 years

Global Insurance Management Limited
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	10,997,974
Acquired customer contract (Refer Note 9)	1,157,920
Other assets	7,157,343
Other liabilities	(15,947,363)
Net assets	3,365,874
Purchase consideration	3,998,000
Goodwill (Refer Note 19(d))	632,126

Schedule of Purchase Price Allocated to Intangible Assets Acquired	Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	1,157,920	3 years

National Automobile Club
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	182,713
Intangible assets	13,384
Acquired customer contract (Refer Note 9)	870,027
Other assets	1,947,606
Other liabilities	(1,215,247)
Net assets	1,798,483
Purchase consideration	2,100,000
Goodwill (Refer Note 19(d))	301,517

Schedule of Purchase Price Allocated to Intangible Assets Acquired	Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	870,027	3 years

FA Premium Insurance Broking Private Limited
Business Acquisition [Line Items]
Schedule of Major Classes of Assets and Liabilities Allocated to Purchase Price

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	72,430
Intangible assets	34,754
Acquired customer contract (Refer Note 9)	20,345
Acquired distribution network (Refer Note 9)	814,365
Other assets	670,182
Other liabilities	(736,298)
Net assets	875,778
Purchase consideration	1,279,820
Goodwill (Refer Note 19(d))	404,042

Schedule of Purchase Price Allocated to Intangible Assets Acquired

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired distribution network	814,365	3 years
Acquired customer contracts	20,345	3 years